Average Annual Total Returns{- Freedom 2050 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom 2050 Portfolio	VIP Freedom 2050 Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Freedom 2050 Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Freedom 2050 Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Freedom 2050 Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Freedom 2050 Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Freedom 2050 Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Freedom 2050 Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Freedom 2050 Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Freedom 2050 Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXWG0 Past 1 year	IXWG0 Past 5 years	IXWG0 Past 10 years
Total	17.83%	14.99%	12.83%	17.73%	14.88%	12.73%	17.51%	14.72%	12.55%	28.71%	18.47%	16.55%	16.18%	13.97%	12.46%